Nature of Business	9 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1–NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on March 27, 2015, under the name Precious Metal Exploration Corp. Anganna Investments 143 (Pty) Ltd. (the “Subsidiary”) was incorporated on December 12, 2014 pursuant to the Companies Act of 2008 of the Republic of South Africa, of which we own 76% and a shareholder owns 24%. The Company has limited operations and is developing a business plan to exploit mining properties in South Africa. To date, its business activities have been limited to organizational matters and developing the property. It is a startup company and has not yet realized any revenues from its planned operations.